Other non-current liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Other non-current liabilities [Abstract]
Other Non-current Liabilities
	October 31, 2021	October 31, 2020
	$m	$m
Accruals	31.3	39.9
	31.3	39.9